Supplementary cash flow information non-cash transactions	12 Months Ended
Dec. 31, 2018
Supplementary cash flow information non-cash transactions
Supplementary cash flow information non-cash transactions

31.   Supplementary cash flow information non-cash transactions

	12/31/2018	12/31/2017	12/31/2016

Additions to property, plant and equipment (a)	(242,337)	—	—
Additions to biological assets (a)	(120,495)	—	—
Accounts payable for asset acquisition (a)	402,832	—	—
Acquisition of subsidiaries (a)	(40,000)	—	—
Offsets of other taxes payable	(133,165)	(363,614)	(413,053)
Actuarial liability gain (losses)	(69,305)	4,173	(54,422)
Exchange variation on investees	137,546	38,006	(45,720)
Reversal of time-barred dividends	66	29	26
Minimum mandatory dividends	(3,466)	(180,280)	(370,828)
(a)	The amounts relate to the transaction with Duratex and Facepa (Note 1.1 (a) (vii) and (b) (ii))